ORGANIZATION AND PRINCIPAL ACTIVITIES - Subsidiaries (Details)	12 Months Ended
Feb. 28, 2026
TAL Hong Kong
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%
TAL Beijing
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Beijing Xintang Sichuang
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Pengxin TAL
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%
Shenzhen Xingtong
Subsidiaries, VIEs and VIEs subsidiaries
Subsidiaries direct or indirect ownership (as a percent)	100.00%